Convertible Debentures (Details Narrative) - Non related parties [Member] - CAD ($)		1 Months Ended		12 Months Ended
	Sep. 04, 2020	Dec. 31, 2023	Oct. 31, 2022	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2021	Jan. 31, 2022	Jun. 03, 2021
Statement [Line Items]
Debt modification			$ (197,205)
Proceeds from issuances of convertible debentures		$ 300,000
Unsecured convertible debenture	$ 500,000							$ 250,000
Gain debt							$ 56,264
Accretion expense on convertible debentures				$ 3,071	$ 5,834	$ 1,076
Accrued interest			$ 308,028	$ 2,548
Shares issued for debt settlement, shares			1,540,135
Debenture interest rate, percentage	8.00%	10.00%
Effective interest rate		15.10%
Debenture maturity date	Dec. 03, 2020	Jun. 30, 2025
Conversion price per share	$ 1.15	$ 0.10	$ 0.20